Loans To Customers	12 Months Ended
Dec. 31, 2025
Disclosure Of Loans to Customers [Abstract]
Loans to customers
22.	Loans to customers

	December 31,	December 31,
	2024	2025
	RMB’000	RMB’000
Loans originated by consolidated trust plans	61,447,339	38,030,617
Loans originated by financial institutions	57,507,164	74,412,773

	118,954,503	112,443,390
Interest receivable	1,097,686	1,168,678
Less: Provision for impairment losses	(8,543,520)	(11,321,094)
Stage 1	(5,740,230)	(5,498,010)
Stage 2	(1,084,589)	(2,663,206)
Stage 3	(1,718,701)	(3,159,878)

	111,508,669	102,290,974

Expected credit loss rate	7.12%	9.96%

(a)
As of December 31, 2024 and 2025, loans amounting to RMB23,462 million and RMB10,008 million, respectively, were covered by credit enhancement provided by credit enhancement providers. Of these amounts, loans amounting to RMB12,852 million and RMB1,285 million as of December 31, 2024 and 2025, respectively, were covered by credit insurance provided by a subsidiary of Ping An Group. Credit enhancement providers independently underwrite the borrowers and enter into the credit enhancement agreements either in the form of credit insurance or financing guarantees directly with the borrowers.

(b)	For the years ended December 31, 2024 and 2025, the amounts of concession provided to customers were not material.

(c)	The following table sets forth the movements of the gross carrying amount of loans to customers for the year ended December 31, 2023:

Year ended December 31, 2023	Stage 1	Stage 2	Stage 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2023	213,091,088	3,960,712	1,457,823	218,509,623
New loans originated	126,598,504	—	—	126,598,504
Transfers
— From stage 1 to stage 2	(21,110,727)	21,110,727	—	—
— From stage 2 to stage 1	742,373	(742,373)	—	—
— From stage 2 to stage 3	—	(7,097,203)	7,097,203	—
— From stage 3 to stage 2	—	7,586	(7,586)	—
Loans derecognized and other adjustments in the current period (including repayments of loans)	(186,954,113)	(14,425,652)	(188,709)	(201,568,474)
Write-offs	—	—	(6,571,866)	(6,571,866)

As of December 31, 2023	132,367,125	2,813,797	1,786,865	136,967,787

(d)	The following table sets forth the movements of ECL allowance for the year ended December 31, 2023:

Year ended December 31, 2023	Stage 1	Stage 2	Stage 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2023	4,481,912	1,197,126	1,383,940	7,062,978
New loans originated	1,929,629	—	—	1,929,629
Transfers
— From stage 1 to stage 2	(6,016,218)	6,016,218	—	—
— From stage 2 to stage 1	166,232	(166,232)	—	—
— From stage 2 to stage 3	—	(6,209,153)	6,209,153	—
— From stage 3 to stage 2	—	7,070	(7,070)	—
Loans derecognized and other adjustments in the current period (including repayments of loans)	(2,277,971)	(400,954)	(184,192)	(2,863,117)
Remeasurements	6,150,381	707,994	648,703	7,507,078
Write-offs	—	—	(6,571,866)	(6,571,866)
Recovery of loans written off previously	—	—	209,131	209,131

As of December 31, 2023	4,433,965	1,152,069	1,687,799	7,273,833

(e)	The following table sets forth the movements of the gross carrying amount of loans to customers for the year ended December 31, 2024:

Year ended December 31, 2024	Stage 1	Stage 2	Stage 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2024	132,367,125	2,813,797	1,786,865	136,967,787
New loans originated	149,102,654	—	—	149,102,654
Acquisition of subsidiaries	2,031,369	25,778	90,365	2,147,512
Transfers
— From stage 1 to stage 2	(12,773,218)	12,773,218	—	—
— From stage 2 to stage 1	440,404	(440,404)	—	—
— From stage 2 to stage 3	—	(6,680,981)	6,680,981	—
— From stage 3 to stage 2	—	29,245	(29,245)	—
Loans derecognized and other adjustments in the current period (including repayments of loans)	(155,003,034)	(6,770,877)	(145,309)	(161,919,220)
Write-offs	—	—	(6,246,544)	(6,246,544)

As of December 31, 2024	116,165,300	1,749,776	2,137,113	120,052,189

(f)	The following table sets forth the movements of ECL allowance for the year ended December 31, 2024:

Year ended December 31, 2024	Stage 1	Stage 2	Stage 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2024	4,433,965	1,152,069	1,687,799	7,273,833
New loans originated	3,441,606	—	—	3,441,606
Acquisition of subsidiaries	10,178	166	10,435	20,779
Transfers
— From stage 1 to stage 2	(5,254,705)	5,254,705	—	—
— From stage 2 to stage 1	159,936	(159,936)	—	—
— From stage 2 to stage 3	—	(5,486,549)	5,486,549	—
— From stage 3 to stage 2	—	27,226	(27,226)	—
Loans derecognized and other adjustments in the current period (including repayments of loans)	(3,217,060)	(355,499)	(193,845)	(3,766,404)
Remeasurements	6,166,310	652,407	675,702	7,494,419
Write-offs	—	—	(6,246,544)	(6,246,544)
Recovery of loans written off previously	—	—	325,831	325,831

As of December 31, 2024	5,740,230	1,084,589	1,718,701	8,543,520

(g)	The following table sets forth the movements of the gross carrying amount of loans to customers for the year ended December 31, 2025:

Year ended December 31, 2025	Stage 1	Stage 2	Stage 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000

As of January 1, 2025	116,165,300	1,749,776	2,137,113	120,052,189
New loans originated	156,689,847	—	—	156,689,847
Transfers
— From stage 1 to stage 2	(14,562,381)	14,562,381	—	—
— From stage 2 to stage 1	485,176	(485,176)	—	—
— From stage 2 to stage 3	—	(8,538,224)	8,538,224	—
— From stage 3 to stage 2	—	6,021	(6,021)	—
Loans derecognized and other adjustments in the current period (including repayments of loans)	(152,657,480)	(3,710,883)	(55,688)	(156,424,051)
Write-offs	—	—	(6,705,917)	(6,705,917)

As of December 31, 2025	106,120,462	3,583,895	3,907,711	113,612,068

(h)	The following table sets forth the movements of ECL allowance for the year ended December 31, 2025:

Year ended December 31, 2025	Stage 1	Stage 2	Stage 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2025	5,740,230	1,084,589	1,718,701	8,543,520
New loans originated	3,865,466	—	—	3,865,466
Transfers
— From stage 1 to stage 2	(5,865,285)	5,865,285	—	—
— From stage 2 to stage 1	296,128	(296,128)	—	—
— From stage 2 to stage 3	—	(7,212,690)	7,212,690	—
— From stage 3 to stage 2	—	4,767	(4,767)	—
Loans derecognized and other adjustments in the current period (including repayments of loans)	(4,687,017)	(1,009,298)	(371,475)	(6,067,790)
Remeasurements	6,148,488	4,226,681	767,056	11,142,225
Write-offs	—	—	(6,705,917)	(6,705,917)
Recovery of loans written off previously	—	—	543,590	543,590

As of December 31, 2025	5,498,010	2,663,206	3,159,878	11,321,094

(i)	As of December 31, 2024 and 2025, the 97 % of loans and advances issued by the Group to customers were conducted in the Chinese Mainland.